Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	331,917,500	331,917,500	331,917,500
Common stock, shares outstanding	331,917,500	331,917,500	331,917,500